                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment [ ] Amendment Number :
                                               -------------
This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Atlas Capital Management, L.P.
Address:   100 Crescent Court, Suite 880
           Dallas, Texas 75201

Form 13F File Number: 28-10778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert H. Alpert
Title:   President of RHA, Inc., general partner of
         Atlas Capital Management, L.P.
Phone:   (214) 999-6082

Signature, Place and Date of Signing:


/s/ Robert H. Alpert                   Dallas, Texas   November 14, 2006
------------------------------------   (City, State)        (Date)
(Signature)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              58

Form 13F Information Table Value Total:         283,414
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

SEC File No.   Manager Name

28-11608       Treaty Oak Capital Management L.P.

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                           FORM 13F INFORMATION TABLE

                 COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
              NAME OF                  TITLE OF                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
               ISSUER                   CLASS        CUSIP   [X $1,000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Affiliated Computer Services        CL A           008190100      3,101    59,805 SH             Sole             59,805
American Greetings Corp Cl A        CL A           026375105      8,166   353,214 SH             Sole            353,214
American Int'l Group                COM            026874107        428     6,462 SH            Other                     6,462
AMN Healthcare Services             COM            001744101     12,086   508,872 SH             Sole            508,872
Amvescap PLC                        Sponsored ADR  03235E100        345    15,733 SH            Other                    15,733
Amylin Pharmaceuticals, Inc.        COM            032346108     11,435   259,468 SH             Sole            259,468
Astoria Financial Corp.             COM            046265104        401    13,014 SH            Other                    13,014
Atwood Oceanics, Inc.               COM            050095108     10,069   223,906 SH            Other        1   219,258  4,648
Bank of America Corp.               COM            060505104        413     7,705 SH            Other                     7,705
BankAtlantic Bancorp, Inc.          CL A           065908501        347    24,415 SH            Other                    24,415
Berkshire Hathaway, Inc. - Cl A     CL A           084670108        287         3 SH            Other                         3
Berkshire Hathaway, Inc. Cl B       CL B           084670207      6,434     2,027 SH             Sole              2,027
BOK Financial Corp.                 COM NEW        05561Q201      3,015    57,319 SH             Sole             57,319
Capital One Financial Corp.         COM            14040H105        208     2,642 SH            Other                     2,642
Cenveo, Inc.                        COM            15670S105     10,055   534,272 SH             Sole            534,272
ChevronTexaco Corp.                 COM            166764100        815    12,561 Sh            Other        1           12,561
China BAK Battery, Inc.             COM            16936Y100      5,974   889,024 SH             Sole            889,024
CKE Restaurants Inc.                COM            12561E105     22,566 1,349,643 SH             Sole          1,349,643
Conseco Inc. New                    COM NEW        208464883        890    42,400 SH            Other                    42,400
Diamond Offshore Drilling, Inc.     COM            25271C102        789    10,904 SH            Other        1           10,904
Endeavour Int'l Corp.               COM            29259G01       2,077   774,855 SH             Sole            774,855
Energy Transfer Equity, LP          COM UT LTD PTN 29273V100     15,123   516,857 SH             Sole            516,857
ENSCO International                 COM            26874Q100      9,880   225,415 SH            Other        1   217,888  7,527
EXCO Resources, Inc.                COM            269279402      4,610   371,473 SH             Sole            371,473
Fidelity National Financial         COM            316326107        965    23,163 SH            Other                    23,163
Freescale Semiconductor, Inc.       COM            35687M107     22,756   598,060 SH             Sole            598,060
Gentiva Health                      COM            37247A102      5,391   327,924 SH             Sole            327,924
Global Santafe Corp.                COM            G3930E101     15,843   316,933 SH            Other        1   298,109 18,914
Goldman Sachs Group                 COM            38141G104        284     1,676 SH            Other                     1,676
Hercules Offshore, Inc.             COM            427093109     11,280   363,297 SH            Other        1   340,505 22,792
Hess Corporation                    COM            42809H107        581    14,016 SH            Other        1           14,016
Hospira, Inc.                       COM            44106010       9,277   242,400 SH             Sole            242,400
Infocrossing, Inc.                  COM            45664XAB5      9,632   718,242 SH             Sole            718,242
J. P. Morgan                        COM            46625H100        575    12,242 SH            Other                    12,242
Legg & Mason                        COM            524901105        294     2,912 SH            Other                     2,912
LIberty Media Holding               IN COM SER A   53071M104      9,386   460,564 SH             Sole            460,564
Magna Entertainment Corp.           CL A           559211107        288    61,474 SH             Sole             61,474
Merrill Lynch & Company, Inc.       COM            590188108        303     3,872 SH            Other                     3,872
Methanex Corp.                      COM            5915K108         662    27,183 SH            Other        1           27,183
Microsoft Corp.                     COM            594918104      6,017   220,000 SH             Sole            220,000
Microvision Inc-Wash                COM            594960106        615   430,000 SH             Sole            430,000
National-Oilwell, Inc.              COM            637071101        776    13,259 SH            Other        1           13,259
Noble Drilling Corp.                COM            G65422100        715    11,134 SH            Other        1           11,134
Oil States Int'l, Inc.              COM            678026105        277    10,061 SH            Other        1           10,061
Orthofix International NV           COM            N6748L102      2,819    62,000 SH             Sole             62,000
Partnerre Ltd.                      COM            G6852T105        219     3,237 SH            Other                     3,237

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
Penn Treaty Amern Corp.             COM NEW        707874400      9,206 1,254,169 SH            Other          1,205,152 49,017
Prosperity Bancshares, Inc.         COM            743606105        234     6,880 SH            Other                     6,880
QLT, Inc.                           COM            746927102      7,162   942,422 SH             Sole            942,422
Ram Energy Resources, Inc. warrants W EXP 9999     75130P117        209   215,000 SH             Sole            215,000
Southwest Securities Group, Inc.    COM            78503N107        287    11,530 SH            Other                    11,530
Spanish Broadcasting System Inc.    COM            846425882      2,998   685,947 SH             Sole            685,947
Telik, Inc.                         COM            87959M109      4,139   232,679 SH             Sole            232,679
Transocean Sedco Forex Inc          COM            G90078109      7,762   106,000 SH            Other        1   101,577  4,423
Triad Hospital, Inc.                COM            89579K109     13,129   298,178 SH             Sole            298,178
Unifi, Inc.                         COM            904677101        246   102,600 SH             Sole            102,600
Unumprovident Corp.                 COM            91529Y106        602    31,063 SH            Other                    31,063
Viacom, Inc. (CL B)                 CL B           925524308      8,973   241,333 SH             Sole            241,333